Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	OBERWEIS FUNDS
Entity Central Index Key	0000803020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 22, 2023
Document Effective Date	Dec. 22, 2023
Prospectus Date	Dec. 22, 2023
Oberweis International Opportunities Fund | Oberweis International Opportunities Institutional Fund
Prospectus:
Trading Symbol	OBIIX